Intangible Assets: (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets: [Abstract]
Amount of other intangible assets and the changes in the carrying amounts of other intangible assets

Core Deposits
Intangible
Balance, December 31, 2009	$1,168
Amortization	(358)

Balance December 31, 2010	810
Amortization	(291)

Balance December 31, 2011	519
Amortization	(227)

Balance, December 31, 2012	$292

Estimated amortization expense for intangible assets

Core
Deposit Intangible
2013	$162
2014	97
2015	33

Total	$292